DriveWealth NYSE 100 Index ETF

Schedule of Investments

June 30, 2024 (Unaudited)

Description	Shares	Value
INVESTMENT COMPANIES — 100.0%
Domestic Fixed Income — 57.5%
AB Ultra-Short Income ETF	157	$7,931
Alpha Architect 1-3 Month Box ETF	74	7,978
Blackrock AAA CLO ETF	153	7,947
BlackRock Short Maturity Municipal Bond ETF	158	7,924
BlackRock Ultra Short-Term Bond ETF	157	7,935
BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF	158	7,944
Dimensional Ultra-short Fixed Income ETF	157	7,955
Eaton Vance Floating-Rate ETF	157	7,895
Fidelity Low Duration Bond ETF	158	7,927
Fidelity Low Duration Bond Factor ETF	158	7,886
First Trust Enhanced Short Maturity ETF	133	7,927
First Trust Institutional Preferred Securities & Income ETF	431	7,917
First Trust Preferred Securities & Income ETF	456	7,916
First Trust Senior Loan ETF	173	7,908
FlexShares Ultra-Short Income Fund	105	7,924
Franklin Senior Loan ETF	326	7,958
Global X 1-3 Month T-Bill ETF	79	7,937
Goldman Sachs Access Ultra-Short Bond ETF	158	7,958
Invesco BulletShares 2024 Corporate Bond ETF	377	7,940
Invesco BulletShares 2024 High Yield Corporate Bond ETF	348	7,907
Invesco BulletShares 2025 Corporate Bond ETF	387	7,914
Invesco BulletShares 2025 High Yield Corporate Bond ETF	344	7,881
Invesco Senior Loan ETF	376	7,911
Invesco Short-Term Treasury ETF	75	7,910
Invesco Ultra-Short Duration ETF	159	7,934
Invesco Variable Rate Investment Grade ETF	314	7,894
Description	Shares	Value
Invesco Variable Rate Preferred ETF	331	$7,931
iShares 0-3 Month Treasury Bond ETF	79	7,956
iShares Floating Rate Bond ETF	156	7,970
iShares iBonds Dec 2024 Term Corporate ETF	316	7,941
iShares iBonds Dec 2024 Term Treasury ETF	332	7,961
iShares iBonds Dec 2025 Term Corporate ETF	320	7,955
iShares Short Treasury Bond ETF	72	7,956
iShares Treasury Floating Rate Bond ETF	157	7,954
Janus Henderson AAA CLO ETF	156	7,937
Janus Henderson B-BBB CLO ETF	162	7,967
Janus Henderson Short Duration Income ETF	164	7,960
JPMorgan Ultra-Short Income ETF	157	7,924
JPMorgan Ultra-Short Municipal Income ETF	157	7,967
NEOS Enhanced Income 1-3 Month T-Bill ETF	159	7,912
Pacer Pacific Asset Floating Rate High Income ETF	166	7,893
Panagram BBB-B CLO ETF	295	7,947
PGIM Ultra-Short Bond ETF	160	7,952
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	79	7,951
PIMCO Ultra-Short Government Active ETF	79	7,987
Principal Spectrum Preferred Securities Active ETF	435	7,926
Simplify Enhanced Income ETF	324	7,873
SPDR Blackstone Senior Loan ETF	190	7,942
SPDR Bloomberg 1-3 Month T-Bill ETF	87	7,985
SPDR Bloomberg 3-12 Month T-Bill ETF	80	7,950
SPDR Bloomberg Investment Grade Floating Rate ETF	258	7,959
SPDR SSgA Ultra Short-Term Bond ETF	196	7,932
U.S. Treasury 3 Month Bill ETF	159	7,953

DriveWealth NYSE 100 Index ETF

Schedule of Investments (Continued)

June 30, 2024 (Unaudited)

Description	Shares	Value
U.S. Treasury 6 Month Bill ETF	159	$7,963
VanEck CLO ETF	150	7,941
VanEck IG Floating Rate ETF	312	7,959
Vanguard Ultra-Short Bond ETF	161	7,973
WisdomTree Floating Rate Treasury Fund	157	7,899
		460,334
Domestic Equity — 32.5%
AllianzIM U.S. Large Cap Buffer20 Jun ETF	277	7,919
Amplify Junior Silver Miners ETF	690	7,811
Fidelity Blue Chip Growth ETF	185	7,851
Fidelity Enhanced Large Cap Growth ETF	244	7,871
Fidelity MSCI Utilities Index ETF	178	7,825
FT Vest U.S. Equity Buffer ETF - June	164	7,938
FT Vest U.S. Equity Buffer ETF-July	173	7,968
FT Vest U.S. Equity Moderate Buffer ETF - May	227	7,943
Global X S&P 500 Covered Call ETF	196	7,924
Innovator U.S. Equity Power Buffer ETF - August	218	7,959
Innovator U.S. Equity Power Buffer ETF - June	223	7,943
Innovator U.S. Equity Power Buffer ETF - May	233	7,948
Innovator U.S. Equity Power Buffer ETF - October	208	7,964
Invesco DB U.S. Dollar Index Bullish Fund	275	8,011
Invesco S&P 500 Quality ETF	121	7,688
Invesco S&P 500 Top 50 ETF	172	7,869
iShares Core S&P 500 ETF	14	7,661
iShares Russell Top 200 ETF	59	7,903
iShares S&P 100 ETF	30	7,929
iShares U.S. Utilities ETF	90	7,909
Pacer Trendpilot U.S. Large Cap ETF	159	7,912
Simplify Hedged Equity ETF	286	7,914
SPDR Portfolio S&P 500 ETF	123	7,872
SPDR Portfolio S&P 500 Growth ETF	98	7,853
SPDR S&P 500 ETF Trust	14	7,619
SPDR S&P 500 Fossil Fuel Reserves Free ETF	177	7,894
Teucrium Wheat Fund	1,448	7,689
Description	Shares	Value
Utilities Select Sector SPDR Fund	115	$7,836
VanEck BDC Income ETF	468	8,008
Vanguard Mega Cap ETF	40	7,892
Vanguard S&P 500 ETF	16	8,002
Vanguard Utilities ETF	53	7,840
WisdomTree Bloomberg U.S. Dollar Bullish Fund	294	7,964
		260,129
International Equity — 8.9%
Franklin FTSE U.K. ETF	293	7,703
Global X Silver Miners ETF	250	7,798
Invesco DB Base Metals Fund	398	8,016
iShares Currency Hedged MSCI EAFE ETF	225	8,000
iShares Global 100 ETF	81	7,823
iShares MSCI Europe Financials ETF	353	7,893
iShares MSCI U.K. ETF	226	7,883
Xtrackers MSCI EAFE Hedged Equity ETF	192	7,956
Xtrackers MSCI Europe Hedged Equity ETF	190	7,898
		70,970
Money Market Fund — 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.23% (a)	8,390	8,390
Total Investment Companies (Cost $788,277)		799,823
Total Investments — 100.0% (Cost $788,277)		$799,823

Percentages are based on Net Assets of $799,969.

(a)	The rate disclosed is the 7 day net yield as of June 30, 2024.